Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	117 Months Ended		120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent	8.79%	0.33%			1.70%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent	12.13%	0.59%			1.51%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Average Annual Return, Percent	14.22%	1.61%			2.52%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class R
Average Annual Return, Percent	13.55%	1.07%	2.53%
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Class Z
Average Annual Return, Percent	14.25%	1.59%	3.00%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	13.92%	1.25%			2.17%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%	0.59%			1.51%
Class A - FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	18.33%	2.40%			1.52%
Class C - FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	18.33%	2.40%			1.52%
Class I - FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name					FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	18.33%	2.40%			1.52%
Class R - FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	18.33%	2.40%	2.05%
Class Z - FTSE EPRA ex-U.S. Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA ex-U.S. Index - net1
Average Annual Return, Percent	18.33%	2.40%	2.05%
Class A - MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index - net
Average Annual Return, Percent	17.73%	11.16%			6.51%
Class C -MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index - net
Average Annual Return, Percent	17.73%	11.16%			6.51%
Class I - MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index - net
Average Annual Return, Percent	17.73%	11.16%			6.51%
Class R - MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index - net
Average Annual Return, Percent	17.73%	11.16%	7.80%
Class Z - MSCI EAFE Index - net
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index - net
Average Annual Return, Percent	17.73%	11.16%	7.80%